Accounts Payable and Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable—trade	$ 277,300	$ 278,800
Employee benefits and payroll accruals	31,400	19,800
Other accrued liabilities	16,400	14,600
Accounts payable and other accrued liabilities	325,146	313,221
Washington Gas Light Company
Accounts Payable and Accrued Liabilities [Line Items]
Accounts payable—trade	122,200	146,400
Employee benefits and payroll accruals	29,500	18,200
Other accrued liabilities	7,600	11,900
Accounts payable and other accrued liabilities	$ 159,280	$ 176,467